Intangibles and other assets (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Intangibles and other assets	$ 49,841	$ 20,138
Other assets	45,074	14,240
Intangible assets other than goodwill	$ 4,767	$ 5,898